Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Fair Value Measurements
Time deposits-short term	¥ 71,079,327	¥ 53,487,075	$ 10,893,383
Time deposits-long term	6,630,000	2,360,000	1,016,092
Equity investments with readily determinable fair values	3,743,590	3,551,545
Short-term investments	13,273,026	15,312,595	$ 2,034,180
Total	94,725,943	74,711,215
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Time deposits-short term	71,079,327	53,487,075
Time deposits-long term	6,630,000	2,360,000
Equity investments with readily determinable fair values	3,743,590	3,551,545
Total	81,452,917	59,398,620
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Short-term investments	13,273,026	15,312,595
Total	13,273,026	15,312,595
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain equity investments without determinable fair value	¥ 55,600	¥ 168,400